DIGITAL SECURITIES	12 Months Ended
Dec. 31, 2023
DIGITAL SECURITIES
DIGITAL SECURITIES

NOTE 18: - DIGITAL SECURITIES

On April 26, 2022, the Company launched an offering of digital securities (the “Digital Securities”). The Digital Securities are represented by a blockchain-based digital token using the Ethereum blockchain. Each Digital Security will automatically convert into a Class A Ordinary share of the Company immediately prior to the closing of an initial public offering by the Company of its Class A Ordinary shares at a conversion price equal to 80% of the initial price per Class A Ordinary share to the public in an IPO, subject to customary adjustments in the event of any stock dividend, stock split, combination or similar recapitalization affecting such shares. Holders of the Digital Securities do not have any voting rights, are not entitled to any dividends or other distributions, and do not have any right to the Company’s assets in the event of a liquidation, dissolution or winding-up of the Company. Upon conversion of the Digital Securities into Class A Ordinary shares, the digital token previously representing such Digital Securities will be decommissioned. The Class A Ordinary shares will have the rights and preferences set forth in the Company’s articles of association. This offer has been prepared solely for the benefit of “accredited investors” (as such term is defined under Regulation D) and certain parties that are not “U.S. persons”. The Company issued an aggregate of 648 digital securities at a purchase price per digital security of $1,000.

The Digital Securities will be redeemable, in whole or in part, at the Company’s option at a cash redemption price equal to the original purchase price per Digital Security to be redeemed.

The Company concluded that the digital securities are not indexed to the Company’s own stock and should be recorded as a liability measured at fair value with changes in fair value recognized in earnings.

The Digital Securities’ change in the fair value during the years ended December 31, 2023 and 2022 was immaterial.

NOTE 18: - DIGITAL SECURITIES (Cont.)

As part of the closing of the Company’s IPO, as described in Note 13, all digital securities were automatically converted to 23,142 Class A Ordinary shares based on the IPO offering price of $35.00, representing a conversion price of 80% of the IPO price per share.

As of December 31, 2023 there was no outstanding liability with respect to the digital securities.